NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Details
Raw Materials	$ 1,313,407	$ 1,483,764	$ 1,571,458	$ 1,757,808
Finished Goods	317,493	310,600	330,848	194,490
Work in process	23,306	24,764	106,218	5,668
Inventory	$ 1,654,206	$ 1,819,128	$ 2,008,524	$ 1,957,966